REVENUE (Tables)	9 Months Ended
Jun. 30, 2026
Goodvision Inc [Member]
SCHEDULE OF DISAGGREGATION OF REVENUE

	Three Months Ended June 30,		Nine Months Ended June 30,
	2026	2025	2026	2025
Managed cloud services	$3,038,956	$2,088,748	$11,221,347	$4,820,747
AI inference services	10,411,698	—	12,783,120	—
Total revenue	$13,450,654	$2,088,748	$24,004,468	$4,820,747